Trademarks, Goodwill and Other Intangibles (Details 1) (USD $)	Dec. 31, 2013
Year Ending December 31, 2014 [Member]
Finite Lived Intangible Assets Future Amortization Expense [Line Items]
Licensing Agreements, Carrying Value	$ 279,000
Amortization Expense, Next Twelve Months	529,000
Year Ending December 31, 2015 [Member]
Finite Lived Intangible Assets Future Amortization Expense [Line Items]
Licensing Agreements, Carrying Value	0
Amortization Expense, Year Two	$ 279,000